December 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Cohen & Steers MLP & Energy Income Fund, Inc.

Ladies and Gentlemen:

Filed herewith under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a registration statement on Form N-2 for Cohen & Steers MLP & Energy Income Fund, Inc., a new closed-end registered investment company.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

/s/ Tina M. Payne

Tina M. Payne

SVP and Associate General Counsel

Phone: 212-796-9361

Fax: 212-822-1600

Email: tpayne@cohenandsteers.com